Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash

5. Cash, Cash Equivalents, and Restricted Cash

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Cash and Cash Equivalents	$335,273	$1,123,956	$3,878,677	$11,608,855
Restricted Cash	266,944	5,166	8,251	10,905
Cash, Cash Equivalents and Restricted Cash	$602,217	$1,129,122	$3,886,928	$11,619,760

The ending balance of cash and cash equivalents and restricted cash presented in the consolidated statements of cash flows in 2024 is $602,217 (2023 - $1,129,122, 2022 - $3,886,928, 2021 - $11,619,760). It includes $335,273 cash and cash equivalents (2023 - $ 1,123,956, 2022 - $3,878,677, 2021 - $11,608,855) and $266,944 restricted cash (2023 - $5,166, 2022 - $8,251, 2021 - $10,905) as presented in the consolidated balance sheets.

As of December 31, 2024, the balance of $266,944 represents cash collateral held as guarantee for export sales contracts, which are restricted until May 2026, and also represents cash and cash equivalents to be paid under the Trust for Incentive.